EQUITY (Details) - Equity Incentive Plan 2018 - $ / shares		1 Months Ended	3 Months Ended	12 Months Ended
		Aug. 17, 2018	Nov. 30, 2018	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period			400,000	400,000 [1]
Exercise Price				$ 1.35
Expiration Date		Aug. 17, 2028
Saoirse O' Sullivan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[2]			100,000
Exercise Price				$ 1.35
Vesting Commencement Date				Aug. 17, 2018
Expiration Date				Aug. 17, 2028
R. Martin Emanuele, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[2]			100,000
Exercise Price				$ 1.35
Vesting Commencement Date				Aug. 17, 2018
Expiration Date				Aug. 17, 2028
Andy Yates, Ph.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[2]			100,000
Exercise Price				$ 1.35
Vesting Commencement Date				Aug. 17, 2018
Expiration Date				Aug. 17, 2028
Steven D. Reich, M.D.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted during period	[2]			100,000
Exercise Price				$ 1.35
Vesting Commencement Date				Apr. 01, 2018
Expiration Date				Aug. 17, 2028

[1]	The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 30, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.
[2]	Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.